Schedule of cryptocurrency additional information (Details) - ETH and ETH-Coinbase Staked [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset, Holding [Line Items]
Beginning balance	¥ 193,642	¥ 178,869
Purchases of cryptocurrencies in cash		12,719
Cryptocurrencies received from customers	2,618	19,315
Staking rewards from self-owned cryptocurrencies	1,574
Operating expenses paid in cryptocurrencies	(7)	(455)
Sales and exchanges of cryptocurrencies	(2,509)	(16,342)
Changes in fair value of cryptocurrencies	(89,487)	(27,966)
Foreign exchange differences	(4,615)	(900)
Ending balance	¥ 101,216	¥ 165,240